SCHEDULE OF GROSS UNCERTAIN TAX POSITIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance- December 31, 2021		$ 19
Additions for current year tax positions	128
Reductions for prior year tax positions		(19)
Balance- December 31, 2022	$ 128